Summary of significant accounting policies (Schedule of Assumptions Used to Value Convertible Notes) (Details) - Warrant [Member]		12 Months Ended
	Apr. 05, 2017 $ / shares	Dec. 31, 2020 item $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Market price per share (USD/share)	$ 2.75	$ 1.45	$ 0.95	$ 0.85	$ 1.06
Warrants and Rights Outstanding, Measurement Input	2.75	1.00	1.00	1.00	1.00
Measurement Input, Risk Free Interest Rate [Member]
Risk free rate	1.83%	0.07%	1.59%	2.53%	2.00%
Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input | item		0.00
Measurement Input, Expected Term [Member]
Expected term	4 years	3 months 4 days	1 year 3 months 4 days	2 years 3 months 4 days	3 years 3 months 4 days
Measurement Input, Price Volatility [Member]
Expected volatility	106.46%	64.06%	78.11%	81.54%	110.46%